General and Administrative Expenses	9 Months Ended
Dec. 31, 2025
Selling, General and Administrative Expense [Abstract]
General and Administrative Expenses [Text Block]

21. General and Administrative Expenses

General and administrative expenses were comprised of the following:

	Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
Management fees, salaries and wages	$2,454	$767	$6,450	$2,500
Marketing	686	519	1,767	1,465
Office, administration and regulatory	1,690	1,571	5,206	3,651
Professional fees, advisory and consulting	3,617	1,707	8,574	3,772
Total	$8,447	$4,564	$21,997	$11,388